Document And Entity Information (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011	Feb. 16, 2011
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	alv
Entity Registrant Name	AUTOLIV INC
Entity Central Index Key	0001034670
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding			89,336,077
Entity Public Float		$ 7,003
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	Yes